MONY Life Insurance Company
                                          MONY Life Insurance Company of America
                                          1290 Avenue of the Americas
                                          New York, New York 10104


                                                                   William Evers
                                                                  Vice President
                                                                     and Counsel
[MONY - AN AXA FINANCIAL COMPANY LOGO]                            (212) 314-5027
                                                             Fax: (212) 314-3959


VIA EDGAR


                                                                 August 28, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MONY Life Insurance Company of America
          MONY Variable Account L
          File Nos. 333-104156 and 811-06215
          CIK: 0000869627


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of supplement to the prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/ William Evers
                                        ------------------------
                                            William Evers